COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		10 Months Ended
	Nov. 23, 2021	Dec. 31, 2021
Loss Contingencies [Line Items]
Proceeds from sale of Units, net of underwriting discount paid		$ 197,498,815
Underwriting Agreement [Member]
Loss Contingencies [Line Items]
Percentage of underwriting discount	0.50%	0.50%
Underwriting Agreement [Member] | Deferred Fee [Member]
Loss Contingencies [Line Items]
Proceeds from sale of Units, net of underwriting discount paid	$ 5,999,964
Underwriters Agreement [Member]
Loss Contingencies [Line Items]
Percent of underwriting deferred fee	3.00%	3.00%
Underwriters Agreement [Member] | Deferred Fee [Member]
Loss Contingencies [Line Items]
Proceeds from sale of Units, net of underwriting discount paid		$ 5,999,964
Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues	2,608,680	2,608,680
IPO [Member]
Loss Contingencies [Line Items]
Proceeds from sale of Units, net of underwriting discount paid	$ 202,998,782	$ 202,998,782
IPO [Member] | Underwriting Agreement [Member]
Loss Contingencies [Line Items]
Percentage of underwriting discount	1.25%	1.25%
Proceeds from sale of Units, net of underwriting discount paid	$ 2,499,985	$ 2,499,985